Stockholders' Equity - April 2018 Financing & Warrant Amendment (Q3) (Details) $ / shares in Units, $ in Thousands		9 Months Ended		12 Months Ended
	Apr. 02, 2018 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) shares	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Apr. 20, 2017 USD ($)
Class of Stock [Line Items]
Shares issuable upon exercise of warrants (in shares) | shares		13,095,000		7,084,000
Fair value of warrants recorded as equity						$ 800
Transaction costs		$ 637	$ 1,235	$ 1,392	$ 641
April 2018 Financing | Common Stock
Class of Stock [Line Items]
Net proceeds from financing transaction	$ 2,900
Number of units sold in transaction (in shares) | shares	7,100,000
Transaction costs	$ 700
April 2018 Financing Warrants
Class of Stock [Line Items]
Fair value of warrants recorded as equity	$ 1,200
April 2018 Warrants | April 2018 Financing
Class of Stock [Line Items]
Warrant exercise price (in usd per share) | $ / shares	$ 0.50
Warrant expiration period	5 years
April 2018 Warrants | April 2018 Financing | Option Pricing Model | Expected Term
Class of Stock [Line Items]
Warrants, measurement input, term	5 years 1 month 13 days
April 2018 Warrants | April 2018 Financing | Option Pricing Model | Expected Volatility
Class of Stock [Line Items]
Warrants, measurement input	1.040
April 2018 Warrants | April 2018 Financing | Option Pricing Model | Expected Dividend Rate
Class of Stock [Line Items]
Warrants, measurement input	0
April 2018 Warrants | April 2018 Financing | Option Pricing Model | Risk-Free Interest Rate
Class of Stock [Line Items]
Warrants, measurement input	0.0255
April 2018 Placement Agent Warrants | April 2018 Financing
Class of Stock [Line Items]
Warrant exercise price (in usd per share) | $ / shares	$ 0.625
Warrant expiration period	5 years
April 2018 Placement Agent Warrants | April 2018 Financing | Option Pricing Model | Expected Term
Class of Stock [Line Items]
Warrants, measurement input, term	5 years
April 2018 Placement Agent Warrants | April 2018 Financing | Option Pricing Model | Expected Volatility
Class of Stock [Line Items]
Warrants, measurement input	1.05
April 2018 Placement Agent Warrants | April 2018 Financing | Option Pricing Model | Expected Dividend Rate
Class of Stock [Line Items]
Warrants, measurement input	0
April 2018 Placement Agent Warrants | April 2018 Financing | Option Pricing Model | Risk-Free Interest Rate
Class of Stock [Line Items]
Warrants, measurement input	0.0255
H.C. Wainwright | April 2018 Placement Agent Warrants | April 2018 Financing
Class of Stock [Line Items]
Shares issuable upon exercise of warrants (in shares) | shares	355,000